FS Global Credit Opportunities Fund—D

Unaudited Schedule of Investments

As of March 31, 2020

(in thousands, except share and per share amounts)

FS Global Credit Opportunities Fund—D (the “Company”), a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, invests substantially all of its assets in FS Global Credit Opportunities Fund (the “Fund”), a separate non-diversified, closed-end management investment company with the same investment objectives and strategies as the Company. As of March 31, 2020, the Company invested $160,937 in the Fund, representing approximately 99.6% of the Company’s net assets and approximately 13.5% of the Fund’s net assets.

The Company invests substantially all of its assets in the Fund. As such, the Company determines the net asset value (“NAV”) of its common shares of beneficial interest, par value $0.001 per share (“common shares”), daily based on the NAV of its interest in the Fund (as provided by the Fund). The Company calculates NAV per common share by subtracting liabilities (including accrued expenses and distributions) from the total assets of the Company (the value of its interest in the Fund, plus cash and other assets, including interest and distributions accrued but not yet received), and dividing the result by the total number of its outstanding common shares. The Company’s investment in the Fund is considered Level 3, as defined under fair value accounting standards.

As of March 31, 2020, the Company had $161,581 of net assets, 26,966,793 common shares outstanding and a NAV per common share of approximately $5.99.

The Fund’s unaudited consolidated schedule of investments as of March 31, 2020 is set forth below:

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments

As of March 31, 2020

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Senior Secured Loans—First Lien—64.9%
Acrisure LLC	(e)(f)	Insurance	L+350		2/15/27	$2,000	$1,640	$1,790
Advisor Group Holdings, Inc.	(e)(f)	Diversified Financials	L+500		7/31/26	25,935	24,066	19,732
Aimmune Therapeutics, Inc.	(r)	Pharmaceuticals, Biotechnology & Life Sciences	L+750	1.0%	1/3/25	11,558	11,520	11,197
Ascena Retail Group, Inc.	(e)	Retailing	L+450	0.8%	8/21/22	47,000	31,234	14,687
Aspect Software, Inc.	(r)(u)	Software & Services	L+500	1.0%	1/15/24	9,035	8,162	8,154
Aspect Software, Inc.	(r)(u)	Software & Services	L+500	1.0%	7/15/23	747	747	747
Aspect Software, Inc.	(g)(r)(u)	Software & Services	L+500	1.0%	7/15/23	996	996	996
AthenaHealth, Inc.	(e)	Health Care Equipment & Services	L+450		2/11/26	19,950	20,096	18,753
Avaya Inc.	(e)	Technology Hardware & Equipment	L+425		12/15/24	16,349	16,063	14,101
BCP Raptor II, LLC		Energy	L+475		11/3/25	3,880	3,695	2,231
Belk, Inc.	(e)	Retailing	L+675	1.0%	7/31/25	5,946	4,452	3,395
CCS-CMGC Holdings, Inc.	(e)	Health Care Equipment & Services	L+550		10/1/25	22,742	22,421	18,251
CITGO Holding, Inc.	(e)	Energy	L+700	1.0%	8/1/23	13,441	13,330	11,111
CITGO Petroleum Corp.	(e)	Energy	L+500	1.0%	3/28/24	39,600	39,272	35,046
Corral Petroleum Sweden AB	(r)	Energy	L+925		5/24/24	35,000	34,831	31,896
Cresco Labs, Inc.	(r)	Pharmaceuticals, Biotechnology & Life Sciences	12.7%		7/30/21	30,000	29,458	29,063
Diamond Resorts International, Inc.	(e)	Consumer Services	L+375	1.0%	9/2/23	10,616	10,406	7,431
Diebold Nixdorf, Inc.	(e)	Technology Hardware & Equipment	L+475		4/30/22	1,934	1,868	1,728
Diebold Nixdorf, Inc.	(e)	Technology Hardware & Equipment	L+925		8/31/22	34,044	35,009	30,639
Fairway Group Acquisition Co.	(i)(p)(r)(u)	Food & Staples Retailing	10.0% PIK (10.0% Max PIK)		11/27/23	5,383	4,193	—
Fairway Group Acquisition Co.	(i)(p)(r)(u)	Food & Staples Retailing	12.0% PIK (12.0% Max PIK)		11/27/23	8,631	8,387	2,287
Fairway Group Acquisition Co.	(r)(u)	Food & Staples Retailing	10.0%		9/23/20	2,202	2,166	2,202
Fairway Group Acquisition Co.	(g)(r)(u)	Food & Staples Retailing	10.0%		9/23/20	550	550	550
Fairway Group Acquisition Co.	(r)(u)	Food & Staples Retailing	10.0%		9/23/20	4,762	4,762	4,762
Gigamon, Inc.	(e)	Software & Services	L+425	1.0%	12/27/24	15,960	15,843	13,726
Immucor, Inc.	(e)(f)	Health Care Equipment & Services	L+500	1.0%	6/15/21	15,959	15,335	14,004
Intelsat Jackson Holdings S.A.	(e)(f)	Telecommunication Services	L+375	1.0%	11/27/23	6,000	5,902	5,561
J. Crew Group, Inc.	(i)(p)	Retailing	L+322	1.0%	3/5/21	12,286	10,117	7,474
JC Penney Corp., Inc.	(e)	Retailing	L+425	1.0%	6/23/23	7,934	7,618	3,240
Kindred Healthcare, Inc.	(e)(f)	Health Care Equipment & Services	L+500		7/2/25	21,944	21,389	18,653
Kronos Acquisition Holdings Inc.	(e)	Household & Personal Products	L+400		5/15/23	33,279	31,836	30,103

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)		Amortized Cost	Fair Value(d)
LifeScan Global Corp.	(e)	Health Care Equipment & Services	L+600		10/1/24		$55,745	$53,136	$44,805
Limbach Facility Services, LLC	(r)	Capital Goods	L+1100	2.0%	4/12/23		15,769	15,769	15,769
Limbach Facility Services, LLC	(g)(r)	Capital Goods	L+1100	2.0%	4/12/23		9,616	9,616	9,616
Mavenir Systems, Inc.	(e)	Software & Services	L+600	1.0%	5/8/25		26,528	26,104	23,079
Monitronics International, Inc.	(e)	Consumer Services	L+500	1.5%	7/3/24		27,716	27,789	21,133
Monitronics International, Inc.	(e)	Consumer Services	L+650	1.3%	3/29/24		52,522	50,671	36,043
Neovia Logistics, LP	(e)	Transportation	L+650		5/8/24		35,000	34,096	25,375
Northpole Newco S.A.R.L.	(e)	Software & Services	L+700		3/18/25		9,500	8,654	8,265
Origami Owl, LLC	(i)(p)(r)	Consumer Durables & Apparel	L+700, 5.0% PIK (5.0% Max PIK)	2.5%	4/30/20		3,157	2,243	170
Origami Owl, LLC	(i)(p)(r)	Consumer Durables & Apparel	L+700, 5.0% PIK (5.0% Max PIK)	2.5%	4/30/20		29,987	21,167	1,612
Peninsula Pacific Entertainment, LLC		Consumer Services	L+725		11/13/24		10,620	10,583	9,292
Pioneer Energy Services Corp.		Energy	L+775		11/8/22		17,000	16,937	16,150
Playtika Holding Corp.	(e)	Consumer Services	L+600	1.0%	12/10/24		24,688	24,218	23,288
Propulsion Acquisition, LLC	(r)	Capital Goods	L+600	1.0%	7/13/21		15,733	15,416	15,242
Quorum Health Corp.	(e)	Health Care Equipment & Services	L+675	1.0%	4/29/22		41,872	41,055	35,214
RDV Resources Properties, LLC	(r)	Energy	L+600, 2.0% PIK (2.0% Max PIK)	1.0%	3/30/24		6,857	6,857	6,857
RentPath, LLC	(i)(p)	Media	L+475	1.0%	12/17/21		987	868	756
RentPath, LLC		Media	L+700	1.0%	8/31/20		109	107	104
Salt Creek Aggregator HoldCo, LLC	(i)(p)(r)	Energy	L+550		10/31/22		29,550	29,342	22,643
SCM Topco, LLC	(i)(p)(r)	Energy	L+10.0% PIK (10.0% Max PIK)	1.0%	5/30/24		43,811	43,565	28,039
Sequa Corp.	(e)(f)	Capital Goods	L+500	1.0%	11/28/21		13,820	13,820	11,350
Spectacle Gary Holdings, LLC	(e)	Consumer Services	L+900	2.0%	12/23/25		19,581	19,012	16,742
Spectacle Gary Holdings, LLC	(g)	Consumer Services	L+900	2.0%	12/23/25		1,419	1,378	1,213
Staples Canada, ULC	(r)	Retailing	L+700	1.0%	9/12/24	C$	21,251	16,971	13,790
Sungard AS New Holdings III, LLC	(r)(u)	Software & Services	L+750	1.0%	2/3/22		$3,039	2,974	3,145
Sungard AS New Holdings III, LLC	(g)(r)(u)	Software & Services	L+750	1.0%	2/3/22		3,039	2,974	3,145
Trico Group, LLC	(e)	Automobiles & Components	L+700	1.0%	2/2/24		28,500	27,555	24,937
Wok Holdings, Inc.	(e)	Consumer Services	L+625		3/1/26		19,800	19,625	9,331

Total Senior Secured Loans—First Lien								979,866	790,615
Unfunded Loan Commitments								(15,514)	(15,514)

Net Senior Secured Loans—First Lien								964,352	775,101

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Senior Secured Loans—Second Lien—15.2%
American Bath Group, LLC		Capital Goods	L+975	1.0%	9/30/24	$60,000	$58,287	$54,000
Fairway Group Acquisition Co.	(i)(p)(r)(u)	Food & Staples Retailing	11.0% PIK (11.0% Max PIK)		2/24/24	4,840	3,679	—
Ivanti Software, Inc.	(e)	Software & Services	L+900	1.0%	1/20/25	20,000	19,794	17,675
LBM Borrower, LLC		Capital Goods	L+925	1.0%	8/20/23	27,300	27,200	25,048
Livingston International, Inc.	(e)	Transportation	L+950		4/30/27	25,000	23,831	24,312
MLN US Holdco LLC	(e)	Telecommunication Services	L+875		11/30/26	25,500	24,430	15,428
NGS US Finco, LLC		Energy	L+850	1.0%	4/1/26	30,000	29,611	30,150
Sungard AS New Holdings III, LLC	(r)(u)	Software & Services	L+400, 2.5% PIK (2.5% Max PIK)	1.0%	11/3/22	15,044	15,044	15,044

Total Senior Secured Loans—Second Lien							201,876	181,657

Senior Secured Bonds—21.7%
Ardonagh Midco 3 PLC	(o)	Diversified Financials	8.4%		7/15/23	£17,154	19,486	18,292
Ardonagh Midco 3 PLC	(n)(o)	Diversified Financials	8.6%		7/15/23	$11,310	9,885	10,165
CITGO Petroleum Corp.	(n)(o)	Energy	9.3%		8/1/24	20,000	20,000	16,450
CSVC Acquisition Corp.	(f)(m)(n)(o)	Diversified Financials	7.8%		6/15/25	41,897	36,243	14,611
Digicel International Finance Limited	(n)(o)	Telecommunication Services	8.8%		5/25/24	30,000	29,350	27,112
Frontier Communications Corp.	(n)(o)	Telecommunication Services	8.5%		4/1/26	14,000	13,807	12,872
Gogo Intermediate Holdings LLC	(n)(o)	Software & Services	9.9%		5/1/24	22,000	21,293	17,518
Guitar Center, Inc.	(n)(o)	Retailing	9.5%		10/15/21	24,500	23,901	18,364
J. Crew Brand, LLC	(i)(n)(o)(p)	Retailing	13.0%		9/15/21	33,259	33,140	30,183
JC Penney Corp., Inc.	(n)(o)	Retailing	5.9%		7/1/23	2,000	1,765	755
JW Aluminum Co.	(n)(o)	Materials	10.3%		6/1/26	30,000	30,000	26,356
Navios Logistics Finance, Inc.	(n)(o)	Transportation	7.3%		5/1/22	40,000	38,474	34,937
StoneMor Partners L.P.	(n)	Consumer Services	11.5% PIK (11.5% Max PIK)		6/30/24	9,485	9,199	9,177
TPC Group Inc.	(n)(o)	Materials	10.5%		8/1/24	17,070	17,719	14,087
Uniti Group LP		Real Estate	7.9%		2/15/25	9,000	9,270	8,438

Total Senior Secured Bonds							313,532	259,317

Subordinated Debt—19.7%
Acrisure LLC	(n)(o)	Insurance	10.1%		8/1/26	27,000	27,000	25,302
Advisor Group Holdings, Inc.	(n)(o)	Diversified Financials	10.8%		8/1/27	20,000	19,811	17,571

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Avantor, Inc.	(f)(n)(o)	Materials	9.0%		10/1/25	$2,522	$2,402	$2,671
Beazer Homes USA, Inc.	(f)(o)	Consumer Durables & Apparel	6.8%		3/15/25	2,000	1,640	1,627
Charter Communications, Inc.	(n)(o)	Media	4.8%		3/1/30	9,827	8,691	9,857
CIS General Insurance Ltd.	(o)	Insurance	12.0%		5/8/25	£55,200	80,953	69,087
CSI Compressco LP	(o)	Energy	7.3%		8/15/22	$24,548	22,273	13,708
Extraction Oil & Gas, Inc.	(n)(o)	Energy	7.4%		5/15/24	18,289	16,410	3,406
Freedom Mortgage Corp.	(n)(o)	Diversified Financials	10.8%		4/1/24	25,792	25,386	22,690
Kronos Acquisition Holdings Inc.	(n)(o)	Household & Personal Products	9.0%		8/15/23	48,050	45,448	39,821
MPH Acquisition Holdings LLC	(n)(o)	Health Care Equipment & Services	7.1%		6/1/24	3,000	2,893	2,633
PriSo Acquisition Corp.	(n)(o)	Capital Goods	9.0%		5/15/23	36,867	36,599	25,623
US Renal Care, Inc.	(n)(o)	Health Care Equipment & Services	10.6%		7/15/27	1,000	828	849

Total Subordinated Debt							290,334	234,845

Asset Based Finance—5.2%
BCP Great Lakes Fund LP	(r)(v)	Diversified Financials	11.1%		11/28/28	40,252	40,252	34,870
BCP Great Lakes Fund LP	(g)(r)(v)	Diversified Financials	11.1%		11/28/28	9,748	9,748	8,445
Deutsche Bank AG Frankfurt (CRAFT 2017-1)	(m)(n)(r)	Diversified Financials	13.1%		10/20/26	28,845	28,679	28,023

Total Asset Based Finance							78,679	71,338
Unfunded Commitments							(9,748)	(9,748)

Net Asset Based Finance							68,931	61,590

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Number of Shares / Contracts	Cost	Fair Value(d)
Equity/Other—2.2%
Aspect Software Parent, Inc., Warrants	(i)(r)(u)	Software & Services		598,778	$—	$—
Avantor, Inc., Common Equity	(i)(n)	Materials		195,675	2,739	2,444
Bright Pattern, Inc., Common Equity	(i)(r)(u)	Software & Services		599,720	973	900
Chinos Holdings, Inc., Series A Preferred Equity	(i)(m)(p)(r)	Retailing	5.0%, 2.0% PIK (2.0% Max PIK)	18,651	6,233	—
Chinos Holdings, Inc., Common Equity	(i)(r)	Retailing		1,068,652	117	—
D.R. Horton, Put Option, Strike: $50.00	(i)(m)(s)	Consumer Durables & Apparel		6,250	151	913
Fairway Group Holdings Corp., Common Equity	(i)(r)(u)	Food & Staples Retailing		76,517	2,458	—
RDV Resources Oil & Gas, Inc., Common Equity	(i)(r)	Energy		456,928	5,109	5,109
Ridgeback Resources Inc., Common Equity	(i)(r)	Energy		1,960,162	12,044	5,969
Selecta Group B.V., Contingent Value Notes	(h)(i)(r)	Retailing		7	3	—

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Number of Shares / Contracts	Cost	Fair Value(d)
Selecta Group B.V., Warrants, 6/20/2020	(h)(i)(r)	Retailing		98	$2	$—
Sungard AS New Holdings, LLC, Common Equity	(i)(r)(u)	Software & Services		272,014	19,011	10,900
TE Holdings, LLC, Preferred Equity	(i)	Energy	8.0% PIK (8.0% Max PIK)	216,711	2,164	—
TE Holdings, LLC, Common Equity	(i)(q)	Energy		326,925	2,779	26

Total Equity/Other					53,783	26,261

TOTAL INVESTMENTS—128.9%					$1,892,808	1,538,771

Credit Facilities Payable—(28.5)%						(339,839)
Term Preferred Shares, at Liquidation Value, Net—(16.6)%						(198,776)
Other Assets in Excess of Liabilities—16.2%	(j)					193,594

NET ASSETS—100.0%						$1,193,750

Shares Outstanding						199,524,227
Net Asset Value per Common Share at End of Period						$5.98

C$ – Canadian Dollar.

£ – British Pound.

Investments Sold Short

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Proceeds	Fair Value(d)
Investments Sold Short—(0.2)%
Avantor, Inc., Common Equity	(i)(m)	Materials	(195,675)	$(3,034)	$(2,444)

Total				$(3,034)	$(2,444)

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	4/14/20	USD	24,851	CAD	34,000	$768
JPMorgan Chase Bank, N.A.	4/14/20	USD	2,279	EUR	2,000	75
JPMorgan Chase Bank, N.A.	4/14/20	USD	95,194	GBP	73,000	4,265

Total						$5,108

CAD—Canadian Dollar.

EUR—Euro.

GBP—British Pound.

USD—U.S. Dollar.

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(in thousands, except share and per share amounts)

Credit Default Swaps on Corporate Issues—Buy Protection

Reference Entity	Counterparty	Implied Credit Spread at March 31, 2020(k)	Industry	Fixed Deal Pay Rate	Periodic Payment Frequency	Maturity	Notional(l)	Fair Value(d)	Unamortized Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Beazer Homes USA, Inc.	Barclays Bank PLC	7.4%	Consumer Durables & Apparel	5.0%	Quarterly	12/20/24	$(8,000)	$693	$(634)	$1,327
Boyd Gaming Corp.	Credit Suisse International	5.0%	Consumer Services	5.0%	Quarterly	12/20/24	$(3,000)	3	(545)	548
Boyd Gaming Corp.	Goldman Sachs International	5.0%	Consumer Services	5.0%	Quarterly	12/20/24	$(7,000)	7	(1,272)	1,279
CenturyLink, Inc.	JPMorgan Chase Bank, N.A	3.2%	Telecommunication Services	1.0%	Quarterly	12/20/24	$(10,000)	933	609	324
KB Home	Barclays Bank PLC	4.7%	Consumer Durables & Apparel	5.0%	Quarterly	12/20/24	$(4,000)	(50)	(637)	587
United Rentals North America, Inc.	Barclays Bank PLC	2.6%	Capital Goods	5.0%	Quarterly	12/20/24	$(2,000)	(198)	(305)	107
United Rentals North America, Inc.	Credit Suisse International	2.6%	Capital Goods	5.0%	Quarterly	12/20/24	$(5,000)	(496)	(764)	268
United Rentals North America, Inc.	JPMorgan Chase Bank, N.A	2.6%	Capital Goods	5.0%	Quarterly	12/20/24	$(3,000)	(297)	(458)	161

Total								$595	$(4,006)	$4,601

Credit Default Swaps on Corporate Issues—Sell Protection
Reference Entity		Implied Credit Spread at March 31, 2020(k)	Industry	Fixed Deal Receive Rate	Periodic Payment Frequency	Maturity	Notional(l)	Fair Value(d)	Unamortized Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Frontier Communications Corp.		1,255.6%	Telecommunication Services	5.0%	Quarterly	6/20/20	$5,000	$(3,662)	$(258)	$(3,404)
High Yield CDX		14.4%	Diversified Financials	5.0%	Quarterly	12/20/24	$10,000	(624)	(173)	(451)

Total								$(4,286)	$(431)	$(3,855)

Total Return Swaps
Reference Entity		Counterparty		Industry		Interest Rate(t)	Maturity	Number of Shares	Notional	Unrealized Appreciation (Depreciation)
Invesco Senior Loan ETF		Goldman Sachs International		Diversified Financials		L+0.05%	3/26/21	530,000	$10,031	$813
iShares iBoxx High Yield Corporate Bond ETF		Goldman Sachs International		Diversified Financials		L+0.10%	3/26/21	137,000	$9,942	616

Total										$1,429

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(in thousands, except share and per share amounts)

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)

Certain variable rate securities in FS Global Credit Opportunities Fund’s (the “Fund”) portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of March 31, 2020, the three-month London Interbank Offered Rate (“L”) was 1.45%. PIK means paid-in-kind. PIK income accruals may be adjusted based on the fair value of the underlying investment. Variable rate securities with no floor rate use the respective benchmark rate in all cases.

(c)	Denominated in U.S. dollars, unless otherwise noted.
(d)

Fair value is determined by the Fund’s board of trustees. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

(e)

Security or portion thereof held by Dauphin Funding LLC (“Dauphin Funding”), a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Dauphin Funding’s revolving credit facility with Deutsche Bank AG, New York Branch.

(f)	Position or portion thereof unsettled as of March 31, 2020.
(g)	Security is an unfunded loan commitment.
(h)	Security or portion thereof held by FS Global Credit Opportunities (Luxembourg) S.à r.l., a wholly-owned subsidiary of the Fund.
(i)	Security is non-income producing.
(j)	Includes the effect of investments sold short, forward foreign currency exchange contracts and swap contracts.
(k)

Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required in connection with the entrance into the agreement. Wider credit spreads generally represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring, as defined under the terms of the applicable agreement.

(l)	The maximum potential amount the Fund could receive/pay as a buyer/seller of credit protection if a credit event occurs, as defined under the terms of the applicable agreement.
(m)	Security or portion thereof pledged as collateral supporting the amounts outstanding under the Fund’s prime brokerage facility with JPMorgan Chase Bank, N.A.
(n)

Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $411,033, which represents approximately 34.3% of net assets as of March 31, 2020. As of March 31, 2020, the Fund held one restricted security as to resale, Avantor, Inc., Common Equity, which the Fund had acquired on May 16, 2019 at a cost of $2,739. Total market value of the restricted security amounts to $2,444, which represents approximately 0.2% of net assets as of March 31, 2020.

(o)

Security or portion thereof held by Bucks Funding, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Bucks Funding’s prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. (“BNP PBIL”). Securities held by Bucks Funding may be rehypothecated from time to time as permitted by Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to the terms and conditions governing Bucks Funding’s prime brokerage facility with BNP PBIL.

(p)	Security was on non-accrual status as of March 31, 2020.
(q)	Security held within FS Global Investments, Inc., a wholly-owned subsidiary of the Fund.
(r)	Security is classified as Level 3 in the Fund’s fair value hierarchy.
(s)	Options expire on May 15, 2020.
(t)

The variable rate securities underlying the total return swaps bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of March 31, 2020, the one-month London Interbank Offered Rate (“L”) was 0.99%.

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(in thousands, except share and per share amounts)

(u)

Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to be an “affiliated person” of a portfolio company if it owns 5% or more of the portfolio company’s voting securities and generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of March 31, 2020, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control.” The following table presents certain information with respect to investments in portfolio companies of which the Fund was deemed to be an affiliated person for the three months ended March 31, 2020:

Portfolio Company	Fair Value at December 31, 2019	Gross Additions(1)	Gross Reductions(2)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at March 31, 2020	Interest Income(3)	PIK Income(3)
Senior Secured Loans—First Lien
Aspect Software, Inc.	$8,231	$43	$(23)	$2	$(99)	$8,154	$193	$—
Aspect Software, Inc.(4)	—	747	—	—	—	747	2	—
Fairway Group Acquisition Co.	—	—	—	—	—	—	—	—
Fairway Group Acquisition Co.	4,844	—	—	—	(2,557)	2,287	—	—
Fairway Group Acquisition Co.	1,767	—	(1,767)	6	(6)	—	20	—
Fairway Group Acquisition Co.	2,950	1	(2,950)	130	(131)	—	35	—
Fairway Group Acquisition Co.(5)	—	2,166	—	—	36	2,202	43	—
Fairway Group Acquisition Co.	—	4,762	—	—	—	4,762	115	45
Sungard AS New Holdings III, LLC(6)	3,336	40	(20)	—	(40)	3,316	129	—
Senior Secured Loans—Second Lien
Fairway Group Acquisition Co.	—	—	—	—	—	—	—	—
Sungard AS New Holdings III, LLC	14,919	125	—	—	—	15,044	184	125
Equity/Other
Aspect Software Parent, Inc., Warrants	—	—	—	—	—	—	—	—
Bright Pattern, Inc., Common Equity	1,038	—	—	—	(138)	900	—	—
Fairway Group Holdings Corp., Common Equity	—	—	—	—	—	—	—	—
Sungard AS New Holdings, LLC, Common Equity	17,752	—	—	—	(6,852)	10,900	—	—

Total	$54,837	$7,884	$(4,760)	$138	$(9,787)	$48,312	$721	$170

(1)

Gross additions include increases in the cost basis of investments resulting from new portfolio investments, PIK interest, the amortization of unearned income, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company into this category from a different category.

(2)

Gross reductions include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company out of this category into a different category.

(3)	Interest and PIK income presented for the full three months ended March 31, 2020.
(4)	Security includes a partially unfunded commitment with amortized cost of $996 and fair value of $996.
(5)	Security includes a partially unfunded commitment with amortized cost of $550 and fair value of $550.
(6)	Security includes a partially unfunded commitment with amortized cost of $2,974 and fair value of $3,145.

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2020

(in thousands, except share and per share amounts)

(v)

Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of March 31, 2020, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” and deemed to “control.” The following table presents certain information with respect to investments in portfolio companies of which the Fund was deemed to be an affiliated person and deemed to control for the three months ended March 31, 2020:

Portfolio Company	Fair Value at December 31, 2019	Gross Additions(1)	Gross Reductions(2)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at March 31, 2020	Interest Income(3)
Asset Based Finance
BCP Great Lakes Fund LP(4)	$—	$40,431	$(179)	$—	$(5,382)	$34,870	$42

Total	$—	$40,431	$(179)	$—	$(5,382)	$34,870	$42

(1)

Gross additions include increases in the cost basis of investments resulting from new portfolio investments, PIK interest, the amortization of unearned income, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company into this category from a different category.

(2)

Gross reductions include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company out of this category into a different category.

(3)	Interest income presented for the full three months ended March 31, 2020.
(4)	Security includes a partially unfunded commitment with amortized cost of $9,748 and fair value of $8,445.

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments

(in thousands, except share and per share amounts)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended December 31, 2019.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of March 31, 2020:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$964,352	$775,101	50%
Senior Secured Loans—Second Lien	201,876	181,657	12%
Senior Secured Bonds	313,532	259,317	17%
Subordinated Debt	290,334	234,845	15%
Asset Based Finance	68,931	61,590	4%
Equity/Other	53,783	26,261	2%

Total	$1,892,808	$1,538,771	100%

Investments Sold Short	$(3,034)	$(2,444)

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of a portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of March 31, 2020, the Fund held investments in one portfolio company of which it is deemed to “control.” As of March 31, 2020, the Fund held investments in four portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control.” For additional information with respect to such portfolio companies, see footnotes (u) and (v) to the unaudited consolidated schedule of investments as of March 31, 2020 included herein.

The Fund’s investment portfolio may contain loans that are in the form of lines of credit or revolving credit facilities, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. As of March 31, 2020, the Fund had five senior secured loan investments with aggregate unfunded commitments of $15,514 and one asset based finance investment with an unfunded commitment of $9,748. The Fund maintains sufficient cash on hand and/or available borrowings to fund such unfunded commitments should the need arise.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of March 31, 2020:

Industry Classification	Fair Value	Percentage of Portfolio
Automobiles & Components	$24,937	2%
Capital Goods	147,032	9%
Consumer Durables & Apparel	4,322	0%
Consumer Services	132,272	9%
Diversified Financials	164,651	11%
Energy	228,791	15%
Food & Staples Retailing	9,251	1%
Health Care Equipment & Services	153,162	10%
Household & Personal Products	69,924	4%
Insurance	96,179	6%
Materials	45,558	3%
Media	10,717	1%
Pharmaceuticals, Biotechnology & Life Sciences	40,260	3%
Real Estate	8,438	1%
Retailing	91,888	6%
Software & Services	119,324	8%
Technology Hardware & Equipment	46,468	3%
Telecommunication Services	60,973	4%
Transportation	84,624	4%

Total	$1,538,771	100%

The table below describes the geographic concentration of the Fund’s investment portfolio and enumerates the percentage, by fair value, of the total portfolio assets in such geographic locations as of March 31, 2020:

Geographic Locations(1)	Fair Value	Percentage of Portfolio
United States	$1,285,674	84%
Europe	171,289	11%
Other	81,808	5%

Total	$1,538,771	100%

(1)	Geographic location based on the portfolio company’s headquarters or principal place of business.

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes valuation techniques that maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of March 31, 2020, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$577,355	$197,746	$775,101
Senior Secured Loans—Second Lien	—	166,613	15,044	181,657
Senior Secured Bonds	—	259,317	—	259,317
Subordinated Debt	—	234,845	—	234,845
Asset Based Finance	—	—	61,590	61,590
Equity/Other	3,357	26	22,878	26,261

Total Investments	3,357	1,238,156	297,258	1,538,771

Forward Foreign Currency Exchange Contracts	—	5,108	—	5,108
Credit Default Swaps—Buy Protection	—	1,636	—	1,636
Total Return Swaps	—	1,429	—	1,429

Total	$3,357	$1,246,329	$297,258	$1,546,944

Liability Description	Level 1	Level 2	Level 3	Total
Investments Sold Short	$2,444	$—	$—	$2,444
Credit Default Swaps—Buy Protection	—	1,041	—	1,041
Credit Default Swaps—Sell Protection	—	4,286	—	4,286

Total	$2,444	$5,327	$—	$7,771

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value for the three months ended March 31, 2020:

	Senior Secured Loans—First Lien	Senior Secured Loans—Second Lien	Asset Based Finance	Equity/Other	Total
Fair value at beginning of period	$129,706	$37,646	$32,500	$45,300	$245,152
Accretion of discount (amortization of premium)	251	299	—	—	550
Net realized gain (loss)	98	—	—	(2,524)	(2,426)
Net change in unrealized appreciation (depreciation)	(31,891)	(1,173)	(6,422)	(25,192)	(64,678)
Purchases	86,184	—	40,431	5,109	131,724
Paid-in-kind interest	3,124	125	—	185	3,434
Sales and repayments	(5,302)	(21,853)	(4,919)	—	(32,074)
Net transfers in or out of Level 3(1)	15,576	—	—	—	15,576

Fair value at end of period	$197,746	$15,044	$61,590	$22,878	$297,258

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$(31,754)	$—	$(6,422)	$(27,716)	$(65,892)

(1)	Transfers in or out of Level 3 were deemed to have occurred at the beginning of the period.